Joint Venture - Additional Information (Details) $ in Thousands			12 Months Ended
	Oct. 31, 2018 USD ($)	Mar. 28, 2016	Dec. 31, 2018 USD ($) Community ton	Dec. 31, 2017 USD ($)	Dec. 31, 2012 USD ($)
Disclosure Of Joint Ventures [Line Items]
Ownership interest in joint venture	62.50%	50.00%
Repayments of outstanding indebtness	$ 25,000
Restricted cash	$ 833			$ 833
Share of loss in Joint Venture			$ (347)	$ (4,850)
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Increase in ownership interest percentage	0.125
Ganfeng
Disclosure Of Joint Ventures [Line Items]
Ownership interest held by non-controlling interest	37.50%
Borrowing facility	$ 100,000
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Percentage of right to purchase share of production		50.00%
Investment repaid	8,004
Accounts receivable	427
Share of loss in Joint Venture	6,104
Annual royalty due			$ 200
Royalty expiration description			May of every year and expiring in 2041
Annual fees due in 2017 to 2021			$ 257
Annual fees due in 2021 to 2055			416
Commitments related to contract for construction of ponds			30,212
One time payment in exchange of first 20 years of net profit interest			7,000
One time payment in exchange of next 20 years of net profit interest			$ 7,000
Minera Exar S.A. | JEMSE Arrangement
Disclosure Of Joint Ventures [Line Items]
Rights granted to acquire equity interest in joint venture, percentage					8.50%
Rights granted to acquire equity interest in joint venture, value					$ 1
Minera Exar S.A. | Grupo Minero Los Boros
Disclosure Of Joint Ventures [Line Items]
Description of terms of option agreement			The Joint Venture paid $100 upon signing and exercised the purchase option for the total consideration of $12,000 to be paid in sixty quarterly instalments of $200. The first installment becomes due upon occurrence of one of the following two conditions, whichever comes first: the third anniversary of the purchase option exercise date or the beginning of commercial exploitation with a minimum production of 20,000 tons of lithium carbonate equivalent.
Payment for purchase option			$ 100
Total consideration on right to exercise purchase option			12,000
Consideration payments in quarterly installments			$ 200
Minimum production for the purchase option exercise | ton			20,000
Borrowings of joint venture			$ 12,000
Royalty payment upon the exercises the purchase option			$ 300
Royalty payment description			within 10 days of the commercial plant construction start date
Net operating interest of exercises the purchase option			3.00%
Net operation interest payable description			40 years, payable in Argentinian pesos, annually within the 10 business days after calendar year end
Minera Exar S.A. | Cauchari-Olaroz
Disclosure Of Joint Ventures [Line Items]
Number of communities | Community			6,000
Minera Exar S.A. | Cauchari-Olaroz | JEMSE Arrangement
Disclosure Of Joint Ventures [Line Items]
Percentage of pro rata share					8.50%
Minera Exar S.A. | Cauchari-Olaroz | Bottom of Range
Disclosure Of Joint Ventures [Line Items]
Term of Project			5 years
Minera Exar S.A. | Cauchari-Olaroz | Top of Range
Disclosure Of Joint Ventures [Line Items]
Term of Project			30 years
Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Loan to related party	1,563
Amount of difference between face value and fair value of non-interest-bearing loans	$ 5,827		$ 5,827